Courtney R. Taylor

Secretary

American Funds Corporate Bond Fund

333 South Hope Street

Los Angeles, California 90071-1406

(213) 486-9200 Tel

cry@capgroup.com

americanfunds.com

August 5, 2013

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Corporate Bond Fund
File Nos. 333-183929 and 811-22744

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on July 30, 2013 of Registrant’s Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor

Secretary

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